Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Schedule of Accounts Receivable, Net [Abstract]
Trade receivables	¥ 459,077,454	$ 63,940,145	¥ 487,418,616	$ 70,931,300	¥ 322,170,980
Allowance for doubtful accounts	(29,708,520)	(4,137,792)	(24,366,824)	(3,545,967)	(13,615,875)
Accounts receivable, net	¥ 429,368,934	$ 59,802,353	¥ 463,051,792	$ 67,385,333	¥ 308,555,105